Unaudited Condensed Consolidated Statements of Changes in Stockholders’ Equity - USD ($)	Class A Common Stock Blue Water Acquisition Corp [Member]	Class B Common Stock Blue Water Acquisition Corp [Member]	Common Stock	Additional Paid-In Capital Blue Water Acquisition Corp [Member]	Additional Paid-In Capital	Accumulated Deficit Blue Water Acquisition Corp [Member]	Accumulated Deficit	Redeemable Convertible Preferred Stock	Blue Water Acquisition Corp [Member]	Total
Balance at Dec. 31, 2018			$ 1,000				$ (261,384,000)	$ 169,919,000		$ (261,383,000)
Balance (in Shares) at Dec. 31, 2018			870,263					36,756,498
Accretion of redeemable convertible preferred stock to redemption value					(359,000)		(13,235,000)	$ 13,594,000		(13,594,000)
Stock-based compensation					359,000					359,000
Net income/loss							(41,650,000)			(41,650,000)
Balance at Dec. 31, 2019			$ 1,000				(316,269,000)	$ 183,513,000		(316,268,000)
Balance (in Shares) at Dec. 31, 2019			870,263					36,756,498
Accretion of redeemable convertible preferred stock to redemption value					(74,000)		(3,597,000)	$ 3,671,000		(3,671,000)
Stock-based compensation					74,000					74,000
Net income/loss							(11,894,000)			(11,894,000)
Balance at Mar. 31, 2020			$ 1,000				(331,760,000)	$ 187,184,000		(331,759,000)
Balance (in Shares) at Mar. 31, 2020			870,263					36,756,498
Balance at Dec. 31, 2019			$ 1,000				(316,269,000)	$ 183,513,000		(316,268,000)
Balance (in Shares) at Dec. 31, 2019			870,263					36,756,498
Accretion of redeemable convertible preferred stock to redemption value					(825,000)		(13,857,000)	$ 14,682,000		(14,682,000)
Stock-based compensation					825,000					825,000
Net income/loss							4,345,000			4,345,000
Balance at Dec. 31, 2020	$ 234	$ 144	$ 1,000	$ 9,717,651		$ (4,718,021)	(325,781,000)	$ 198,195,000	$ 5,000,008	(325,780,000)
Balance (in Shares) at Dec. 31, 2020	2,342,640	1,437,500	870,263					36,756,498
Balance at Mar. 31, 2020			$ 1,000				(331,760,000)	$ 187,184,000		(331,759,000)
Balance (in Shares) at Mar. 31, 2020			870,263					36,756,498
Accretion of redeemable convertible preferred stock to redemption value					(70,000)		(3,600,000)	$ 3,670,000		(3,670,000)
Stock-based compensation					70,000					70,000
Net income/loss							10,555,000			10,555,000
Balance at Jun. 30, 2020		$ 144	$ 1,000	24,856		(761)	(324,805,000)	$ 190,854,000	24,239	(324,804,000)
Balance (in Shares) at Jun. 30, 2020		1,437,500	870,263					36,756,498
Balance at May. 21, 2020
Balance (in Shares) at May. 21, 2020
Issuance of Class B common stock to related party		$ 144		24,856					25,000
Issuance of Class B common stock to related party (in Shares)		1,437,500
Net income/loss						(761)			(761)
Balance at Jun. 30, 2020		$ 144	$ 1,000	24,856		(761)	(324,805,000)	$ 190,854,000	24,239	(324,804,000)
Balance (in Shares) at Jun. 30, 2020		1,437,500	870,263					36,756,498
Balance at May. 21, 2020
Balance (in Shares) at May. 21, 2020
Common stock subject to possible redemption	$ (347)			(35,341,225)					(35,341,572)
Common stock subject to possible redemption (in Shares)	(3,464,860)
Issuance of Class B common stock to related party		$ 144		24,856					25,000
Issuance of Class B common stock to related party (in Shares)		1,437,500
Sale of units in initial public offering, gross	$ 575			48,029,425					48,093,000
Sale of units in initial public offering, gross (in Shares)	5,750,000
Offering costs				(3,058,399)					(3,058,399)
Issuance of Class A common stock to the underwriters	$ 6			(6)
Issuance of Class A common stock to the underwriters (in Shares)	57,500
Net income/loss						(4,718,021)			(4,718,021)
Balance at Dec. 31, 2020	$ 234	$ 144	$ 1,000	9,717,651		(4,718,021)	(325,781,000)	$ 198,195,000	5,000,008	(325,780,000)
Balance (in Shares) at Dec. 31, 2020	2,342,640	1,437,500	870,263					36,756,498
Common stock subject to possible redemption	$ (104)			(9,717,651)		(928,995)			(10,646,750)
Common stock subject to possible redemption (in Shares)	(1,043,799)
Conversion of convertible notes payable into Series D redeemable convertible preferred stock								$ 3,360,000
Conversion of convertible notes payable into Series D redeemable convertible preferred stock (in Shares)								747,451
Conversion of Series D redeemable convertible preferred stock into common stock			$ 2,000		11,827,000			$ (11,829,000)		11,829,000
Conversion of Series D redeemable convertible preferred stock into common stock (in Shares)			2,630,585					(1,966,872)
Accretion of redeemable convertible preferred stock to redemption value					(3,939,000)			$ 3,939,000		(3,939,000)
Stock-based compensation					176,000					176,000
Net income/loss						10,646,747	(15,429,000)		10,646,747	(15,429,000)
Balance at Mar. 31, 2021	$ 130	$ 144	$ 3,000		8,064,000	4,999,731	(341,210,000)	$ 193,665,000	5,000,005	(333,143,000)
Balance (in Shares) at Mar. 31, 2021	1,298,841	1,437,500	3,500,848					35,537,077
Common stock subject to possible redemption	$ 25			2,597,293					2,597,318
Common stock subject to possible redemption (in Shares)	254,639
Accretion of redeemable convertible preferred stock to redemption value					(3,798,000)			$ 3,798,000		(3,798,000)
Stock-based compensation					177,000					177,000
Net income/loss						(2,597,315)	(18,115,000)		(2,597,315)	(18,115,000)
Balance at Jun. 30, 2021	$ 155	$ 144	$ 3,000	$ 2,597,293	$ 4,443,000	$ 2,402,416	$ (359,325,000)	$ 197,463,000	$ 5,000,008	$ (354,879,000)
Balance (in Shares) at Jun. 30, 2021	1,553,480	1,437,500	3,500,848					35,537,077